N-4	Sep. 18, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Ameritas Life Insurance Corp. Separate Account LLVA
Entity Central Index Key	0001016274
Entity Investment Company Type	N-4
Document Period End Date	Sep. 18, 2026
Amendment Flag	false
Vanguard Small Company Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc. and Vanguard Portfolio Management
Current Expenses [Percent]	0.32%